Revenue and segment information (Other material items) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other material items [line items]
Revenue	¥ 204,605,083	¥ 169,446,338	¥ 174,009,401
Interest expense	(8,798,200)	(9,200,612)	(10,762,718)
Depreciation and amortization	(22,340,138)	(22,274,493)	(21,966,805)
Impairment loss	(91,637)	(8,925,049)	(6,184,857)
Credit loss	(103,625)	(172,711)	(74,557)
Share of profits less losses of associates and joint ventures	804,386	1,774,322	1,185,622
Net gain/ (loss) on disposal of non-current assets	520,878	(626,657)	69,449
Income tax expense	1,929,755	(2,163,173)	(2,011,255)
Impact of restatement under PRC GAAP in relation to business combination under common control [member]
Other material items [line items]
Revenue		(85,477)	(98,324)
Interest expense		29,006	35,599
Depreciation and amortization		26,023	59,679
Impairment loss			125,259
Income tax expense		176	108
Impact of other IFRS adjustments [member]
Other material items [line items]
Revenue		92,628	524,600
Depreciation and amortization	(657,674)	(997,912)	(1,079,563)
Impairment loss	(2,543)	(2,811,385)	(373,037)
Credit loss		(52,695)
Share of profits less losses of associates and joint ventures	(24,994)	(29,513)	(1,498)
Net gain/ (loss) on disposal of non-current assets	(19,796)	(14,411)	(67,639)
Income tax expense	326,041	947,059	423,642
Total [member]
Other material items [line items]
Revenue	204,605,083	169,446,338	174,009,401
PRC GAAP [member]
Other material items [line items]
Revenue	204,605,083	169,439,187	173,583,125
Interest expense	(8,785,995)	(9,192,325)	(10,718,763)
Depreciation and amortization	(21,631,478)	(21,266,170)	(20,932,774)
Impairment loss	(89,094)	(6,113,664)	(5,937,079)
Credit loss	(103,625)	(120,016)	(74,557)
Share of profits less losses of associates and joint ventures	640,424	1,615,192	986,310
Net gain/ (loss) on disposal of non-current assets	540,674	(612,246)	137,088
Income tax expense	1,603,714	(3,110,408)	(2,435,005)
PRC GAAP [member] | Headquarters [member]
Other material items [line items]
Interest expense	(12,205)	(37,293)	(79,554)
Depreciation and amortization	(50,986)	(36,434)	(14,147)
PRC GAAP [member] | Share of profits of Huaneng Finance [member]
Other material items [line items]
Share of profits less losses of associates and joint ventures	188,956	188,643	200,810
PRC GAAP [member] | Total [member]
Other material items [line items]
Revenue	¥ 205,622,190	169,869,801	174,051,306
Effect of transition to IFRSs [member] | Impact of restatement under PRC GAAP in relation to business combination under common control [member]
Other material items [line items]
Revenue		¥ (85,477)	¥ (98,324)